Common stock (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2011
Common stock
Company issued common shares	416,667
The shares were valued at	$ 12,500
Company sold an aggregate ofcommon shares	1,900,000
The aggregate purchase price was	47,500
Issued stock options shares		5,000,000
Issued stock options shares with a fair value		50,000
Stock options strike price per share		$ 0.10
Expensed as stock-based compensation	$ 4,168